Note 8 - Earnings Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023 shares
Statement Line Items [Line Items]
Number of ordinary shares per share of ADS (in shares)		2
ADS [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented	2,766,525